Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Disclosure of Property and Equipment [text block]	21 – Property and Equipment in € m. Owner occupied properties Furniture and equipment Leasehold improvements Construction-in-progress Property and equipment owned (IAS 16) Right-of-use for leased assets (IFRS 16) Total Cost of acquisition: Balance as of January 1, 2021 587 2,343 2,897 387 6,214 4,844 11,058 Changes in the group of consolidated companies (1) 0 0 0 (1) 0 (1) Additions 0 113 46 391 550 254 804 Transfers 58 (8) 354 (321) 83 367 451 Reclassifications (to)/from “held for sale” (131) (16) (94) (1) (241) 0 (241) Disposals 0 187 146 79 412 165 578 Exchange rate changes 1 38 45 21 105 139 244 Balance as of December 31, 2021 514 2,283 3,102 398 6,297 5,439 11,737 Changes in the group of consolidated companies 0 0 0 0 0 0 0 Additions 0 94 65 178 337 971 1,308 Transfers 0 109 362 (377) 94 78 171 Reclassifications (to)/from “held for sale” 0 (7) (12) 0 (19) (0) (19) Disposals 11 72 35 0 118 417 535 Exchange rate changes (1) 27 42 16 84 117 201 Balance as of December 31, 2022 503 2,434 3,523 216 6,676 6,187 12,863 Accumulated depreciation and impairment: Balance as of January 1, 2021 317 1,856 1,989 0 4,163 1,347 5,510 Changes in the group of consolidated companies (1) 0 0 0 (1) 0 (1) Depreciation 16 140 204 0 360 631 991 Impairment losses 12 7 39 1 59 99 158 Reversals of impairment losses 0 0 0 0 0 18 18 Transfers 57 16 10 0 84 2 85 Reclassifications (to)/from “held for sale” (115) (15) (62) 0 (191) 0 (191) Disposals 0 178 125 0 303 133 436 Exchange rate changes 1 34 39 0 74 29 103 Balance as of December 31, 2021 288 1,860 2,095 1 4,244 1,957 6,201 Changes in the group of consolidated companies 0 0 0 0 0 0 0 Depreciation 13 141 194 0 348 573 922 Impairment losses 1 0 4 0 4 6 11 Reversals of impairment losses 4 0 0 0 4 17 21 Transfers 0 61 24 0 86 3 89 Reclassifications (to)/from “held for sale” 0 (6) (9) 0 (15) 0 (15) Disposals 11 55 28 0 93 393 486 Exchange rate changes (1) 20 24 0 43 17 60 Balance as of December 31, 2022 286 2,022 2,304 1 4,613 2,147 6,760 Carrying amount: Balance as of December 31, 2021 226 423 1,007 398 2,054 3,482 5,536 Balance as of December 31, 2022 217 412 1,219 215 2,063 4,040 6,103 Depreciation expenses, impairment losses and reversal of impairment losses on property and equipment are recorded within general and administrative expenses for the income statement. The carrying value of items of property and equipment on which there is a restriction on sale was € 25 million and € 22 million as of December 31, 2022 and December 31, 2021, respectively. Commitments for the acquisition of property and equipment were € 150 million at year-end 2022 and € 35 million at year-end 2021. The Group leases many assets including land and buildings, vehicles and IT equipment for which it records right-of-use assets. During 2022, additions to right-of-use assets amounted to € 971 million and largely reflected new real estate leases. Depreciation charges of € 573 million recognized in 2022 mainly resulted from planned consumption of right-of-use assets for property leases over their contractual terms. The carrying amount of right-of-use assets of € 4.0 billion included in Total Property and equipment as of December 31, 2022 predominantly represented leased properties of € 4.0 billion and vehicle leases of € 10 million. For more information on the Group´s leased properties and related disclosures required under IFRS 16, please refer to Note 22 “Leases”.